Current Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Payables And Accruals [Abstract]
Schedule of current accrued expenses

Current accrued expenses include the following:

(in thousands)	December 31, 2017	December 31, 2016
Clinical trial expenses	$869	$1,365
Compensation, excluding taxes	1,124	933
Professional fees	221	286
Short-term portion of lease restructuring	209	216
Other[1]	985	607
Total accrued expenses	$3,408	$3,407

[1]Other consists of various accrued expenses, with no individual item accounting for more than 5% of current liabilities at December 31, 2017 and 2016.